BANK BORROWING (Details Narrative) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Debt Disclosure [Abstract]
Bank borrowing amount		$ 107,600	$ 124,337
Interest expense	$ 4,331	$ 6,857	$ 2,333